STARBOARD INVESTMENT TRUST
116 South Franklin Street
Post Office Box 69
Rocky Mount, North Carolina 27802
252-972-9922

January 7, 2011

VIA EDGAR
==========

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, DC 20549

RE:   Starboard Investment Trust (File Nos.  333-159484 and 811-22298), on behalf of the FMX Growth Allocation Fund and FMX Total Return Fund, each a series of the Trust

Ladies and Gentlemen:

At the request of Mr. Kevin C. Rupert, this letter is being submitted with Post-Effective Amendment No. 32 to the Trust’s registration statement on Form N-1A.  This letter responds to oral comments received from Mr. Rupert on December 1, 2010 in connection with the review of Post-Effective Amendment No. 28 filed electronically November 19, 2010.  These comments address the prospectus and statement of additional information for the FMX Growth Allocation Fund and FMX Total Return Fund.  Set forth below is a summary of Mr. Rupert’s comments and the Trust’s responses.

1.
Comment:  When a registrant files an amendment to its registration statement, Rule 472 under the Securities Act of 1933 requires that it be marked to indicate clearly and precisely, by underlining or in some other appropriate manner, the changes effected in the registration statement by the amendment.

Response:  The Trust is refiling the prospectus and statement of additional information included in Post-Effective Amendment No. 28 with such documents marked to indicate the changes effected by the amendment.  The Trust acknowledges that any future amendments to its registration statement that are filed pursuant to Rule 485(a) of the Securities Act of 1933 should be marked to indicate the changes effected by the amendment.

2.	Comment: The names associated with the EDGAR submission codes for the funds’ Institutional Class Shares should be revised to make it clear that the codes correspond to that share class.

Response:  The names associated with the EDGAR submission codes for the funds’ Institutional Class Shares have been revised to specifically identify the share class and make it clear that the codes correspond to that share class.

3.
Comment:  Since the total fee incurred under the Fund Accounting and Administration Agreement for each fund includes the amount that will be paid out to the investment advisor as an advisory fee, the tables required by Item 3 of Form N-1A entitled “Annual Fund Operating Expenses” should be revised so that “Management Fees” includes the total fees incurred under the Fund Accounting and Administration Agreement.

Response:  The Fund Accounting and Administration Agreement for each fund has been amended so that each fund pays the advisory fee directly to the investment advisor.  Accordingly, “Management Fees” in the tables entitled “Annual Fund Operating Expenses” only reflects the maximum fee that can be incurred under the Investment Advisory Agreement for each fund.

4.
Comment:  The footnote to the tables entitled “Annual Fund Operating Expenses” should be revised to (i) note that the Fund Accounting and Administration Agreement for each fund can only be terminated by the funds’ Board of Trustees during the one-year period following the effective date of the registration statement; (ii) state the total fee payable under each fund’s Fund Accounting and Administration Agreement and note that the agreement includes provisions for the administrator to pay the advisory fee out of that amount; (iii) note that the investment advisor is responsible for paying certain fund expenses set out in an Operating Plan with the administrator; (iv) state the range of advisory fee rates payable under each fund’s Investment Advisory Agreement and note that the rate increases as the funds’ asset size increases; and (v) state the advisory fee received by the investment advisor for the most recent fiscal year.

Response:  The Funds have revised the footnotes as requested, except that, given that the Fund Accounting and Administration Agreement for each fund has been amended as described in response #3 above, the change regarding making a statement that the administrator pays the advisory fee was not made.  The footnotes have been revised as follows:

FMX Growth Allocation Fund:

“The Fund’s administrator (“Administrator”) has entered into a Fund Accounting and Administration Agreement with the Fund that runs through October 1, 2012.  The agreement can only be terminated prior to that date at the discretion of the Fund’s Board of Trustees.  The Administrator receives payments under the agreement at a maximum annual rate of 1.45% if the average daily net assets are under $11 million.  As the Fund’s asset size increases, the annual rate gradually decreases to 0.175% if the average daily net assets are greater than $370 million.  In conjunction with the Fund Accounting and Administration Agreement, the Advisor has entered into an Operating Plan with the Administrator, also through October 1, 2012, under which it has agreed to assume certain expenses of the Fund to help limit the annual operating expenses to 1.45% of average daily net assets, exclusive of amounts payable under a Rule 12b-1 distribution plan and acquired fund fees and expenses.  The Operating Plan can only be terminated at the conclusion of the then-current term by notice of non-renewal to a party or mutual agreement of the parties.  The Advisor cannot recoup from the Fund any amounts paid under the Operating Plan.  The advisory fee payable to the Advisor increases with the Fund’s asset size: the minimum annual rate is 0.00% on average daily net assets under $11 million and gradually increases to a maximum annual rate of 0.95% on average daily net assets of $39 million or more.  For the most recent fiscal year ended May 31, 2010, the Advisor received no compensation for its services to the Fund.”

FMX Total Return Fund:

“The Fund’s administrator (“Administrator”) has entered into a Fund Accounting and Administration Agreement with the Fund that runs through October 1, 2012.  The agreement can only be terminated prior to that date at the discretion of the Fund’s Board of Trustees.  The Administrator receives payments under the agreement at a maximum annual rate of 1.20% if the average daily net assets are under $13 million.  As the Fund’s asset size increases, the annual rate gradually decreases to 0.175% if the average daily net assets are greater than $370 million.  In conjunction with the Fund Accounting and Administration Agreement, the Advisor has entered into an Operating Plan with the Administrator, also through October 1, 2012, under which it has agreed to assume certain expenses of the Fund to help limit the annual operating expenses to 1.20% of average daily net assets, exclusive of amounts payable under a Rule 12b-1 distribution plan and acquired fund fees and expenses.  The Operating Plan can only be terminated at the conclusion of the then-current term by notice of non-renewal to a party or mutual agreement of the parties.  The Advisor cannot recoup from the Fund any amounts paid under the Operating Plan.  The advisory fee payable to the Advisor increases with the Fund’s asset size: the minimum annual rate is 0.00% on average daily net assets under $13 million and gradually increases to a maximum annual rate of 0.70% on average daily net assets of $41 million or more.  For the most recent fiscal year ended May 31, 2010, the Advisor received no compensation for its services to the Fund.”

5.
Comment:  The narrative risk disclosure required by Items 4(b) and 9(c) of Form-N-1A should incorporate additional disclosure regarding risks related to the resignation or insolvency of the investment advisor due to an inability to meet its obligations under the operating plan for the funds, including disclosure regarding the obligations and compensation of the administrator in such an event.

Response:  The Funds have added the risk disclosure requested as “Operating Risk” in the section “Principal Risks of Investing in the Fund” in the prospectus:

“Operating Risk.  The Administrator and Advisor have entered into an Operating Plan that facilitates the Administrator’s assumption of the Fund’s regular operating expenses under the Fund Accounting and Administration Agreement.  The Operating Plan obligates the Advisor to pay certain expenses of the Fund in order to help limit its annual operating expenses.  If the Advisor, however, does not have sufficient revenue to support those expenses, the Advisor may be compelled to either resign or become insolvent.  In addition, if the Fund incurs expenses in excess of those that the Administrator has agreed to pay and the Advisor is not able or willing to pay the excess costs, those excess costs will increase the Fund’s expenses.”

6.
Comment:  When presenting each fund’s schedule of portfolio holdings in financial statements and other periodic reports filed with the Securities and Exchange Commission, specify the particular class of shares held in any portfolio fund in which a fund has invested.

Response:  The schedules of portfolio holdings, on a going forward basis, will specify the particular class of shares held with respect to any portfolio funds in which a fund has invested.

Notwithstanding the comments received from the staff of the Securities and Exchange Commission, the Trust acknowledges that:

1.
Should the Securities and Exchange Commission or its staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Securities and Exchange Commission from taking any action with respect to the filing;

2.
The action of the Securities and Exchange Commission or its staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Trust from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

3.	The Trust may not assert this action as a defense in any proceeding initiated by the Securities and Exchange Commission or any person under the federal securities laws of the United States.

If you have any questions or comments, please contact the undersigned at (252) 972-9922, extension 249.  Thank you for your consideration.

Sincerely,

Starboard Investment Trust

/s/ A. Vason Hamrick

A. Vason Hamrick

Secretary

cc:	Kevin C. Rupert
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Tanya L. Goins
Malik Law Group LLC
191 Peachtree Street
Suite 3300
Atlanta, GA 30303